Consolidated statement of changes in equity (Parenthetical) £ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2016 GBP (£)	Mar. 31, 2015 GBP (£)	Dec. 31, 2015 GBP (£)	Oct. 31, 2015 £ / shares
Nominal value			£ 1.0
Increase (decrease) in equity			(200.0)
Issue of Additional Tier 1 capital notes			2,012.0
Called-up share capital
Par value | £ / shares				£ 1
Ordinary shares issued			159.0
Paid-in equity
Issue of Additional Tier 1 capital notes	£ 2,000.0		2,000.0
Available-for-sale reserve
Tax charge (credit)			6.0
Cash flow hedging reserve
Tax charge (credit)			(16.0)
Non-controlling interests
Ordinary shares issued			£ 2,537.0
Non-controlling interests | Citizens
Ordinary shares issued		£ 2,491.0